Convertible Notes (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 06, 2024	Dec. 31, 2024	Jun. 30, 2025
Convertible Notes [Line Items]
Net proceeds of first installment on convertible notes		$ 6,580,000
Incurred issuance costs			$ 620,000
First Stage [Member]
Convertible Notes [Line Items]
Amount associate			$ 15,000,000
Percentage of discount charge to principal amount			10.00%
Second Stage [Member]
Convertible Notes [Line Items]
Amount associate			$ 35,000,000
Unsecured Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount of promissory notes	$ 50,000,000
Maturity date on convertible notes	Dec. 06, 2026